Intangible Assets (Schedule of finite-lived intangible assets by major class) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross Book Value finite-lived	$ 1,442.9	$ 1,462.5
Accumulated Amortization finite-lived	(155.2)	(139.7)
Finite-lived intangible assets, net	1,287.7	1,322.8
Weighted Average Amortization Period (years)	9 years	8 years 6 months
Management contracts - indefinite-lived [Member]
Gross Book Value finite-lived	1,204.1	1,206.4
Accumulated Amortization finite-lived	0	0
Finite-lived intangible assets, net	1,204.1	1,206.4
Management contracts - finite-lived [Member]
Gross Book Value finite-lived	181.0	185.0
Accumulated Amortization finite-lived	(135.1)	(117.0)
Finite-lived intangible assets, net	45.9	68.0
Weighted Average Amortization Period (years)	8 years 8 months 12 days	8 years 8 months 12 days
Customer relationships [Member]
Gross Book Value finite-lived	40.0	40.0
Accumulated Amortization finite-lived	(8.6)	(5.3)
Finite-lived intangible assets, net	31.4	34.7
Weighted Average Amortization Period (years)	12 years	12 years
Distribution agreements [Member]
Gross Book Value finite-lived	17.0	17.0
Accumulated Amortization finite-lived	(11.0)	(6.7)
Finite-lived intangible assets, net	6.0	10.3
Weighted Average Amortization Period (years)	4 years	4 years
Trademarks / Trade names [Member]
Gross Book Value finite-lived		13.3
Accumulated Amortization finite-lived		(10.3)
Finite-lived intangible assets, net		3.0
Weighted Average Amortization Period (years)		2 years
Other [Member]
Gross Book Value finite-lived	0.8	0.8
Accumulated Amortization finite-lived	(0.5)	(0.4)
Finite-lived intangible assets, net	$ 0.3	$ 0.4
Weighted Average Amortization Period (years)	10 years	10 years